EARNINGS PER SHARE (Details) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Earnings Per Share [Abstract]
Weighted-Average Number of Common Shares	533.7	534.1	536.5
Dilutive Potential Common Shares	6.0	6.1	5.9
Antidilutive Potential Common Shares	1.8	6.7	11.2
Shares Excluded From Computation of Dilutive Potential Shares with Exercise Prices Greater than the Average Market Price of Common Shares for the Period	0.1	4.5	7.5